UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs—comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“ While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014

	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2014

Municipal Market Conditions

In the earlier months of 2013, municipal bond supply was met with robust demand as investors were starved for yield in the low-rate, low-return environment and seeking tax-exempt investments in light of higher US tax rates that became effective at the turn of the year. Investors moved into municipal bond mutual funds, favoring long-duration and high-yield funds as they tend to provide higher levels of income.

However, market conditions turned less favorable in May when the US Federal Reserve initially mentioned the eventual reduction of its bond-buying stimulus program (which ultimately took effect in January 2014). Further signals from the Fed alluding to a retrenchment of asset purchases led to rising interest rates and waning municipal bond performance in June. (Bond prices fall as rates rise.) Municipal bond mutual funds saw strong outflows in the last six months of 2013, before investors again sought the relative safety of the asset class in the New Year. For the 12-month period ended January 31, 2014, net outflows were approximately $62.8 billion (based on data from the Investment Company Institute).

High levels of interest rate volatility resulted in a sharp curtailment of tax-exempt issuance in May through the end of the period. However, from a historical perspective, total new issuance for the 12 months ended January 31, 2014 remained relatively strong at $322 billion (but meaningfully lower than the $389 billion issued in the prior 12-month period). A significant portion of new supply during this period was attributable to refinancing activity (roughly 40%) as issuers took advantage of lower interest rates to reduce their borrowing costs. Total new supply was also supported by recent activity in the taxable market, where taxable municipal issuance was up approximately 15% year-over-year.

S&P Municipal Bond Index
Total Returns as of January 31, 2014
6 months: 3.13%
12 months: (1.10)%

A Closer Look at Yields

From January 31, 2013 to January 31, 2014, muni yields increased by 99 basis points (“bps”) from 2.86% to 3.85% on AAA-rated 30-year municipal bonds, while increasing 71 bps from 1.82% to 2.53% on 10-year bonds and rising another 31 bps from 0.79% to 1.10% on 5-year issues (as measured by Thomson Municipal Market Data). Overall, the municipal yield curve remained relatively steep over the 12-month period as the spread between 2- and 30-year maturities widened by 103 bps and the spread between 2- and 10-year maturities widened by 75 bps.

During the same time period, US Treasury rates rose by 43 bps on 30-year and 66 bps on 10-year bonds, while moving up 61 bps in 5-years. Accordingly, tax-exempt municipal bonds underperformed Treasuries on the long end of the yield curve as investors sought to reduce interest rate risk later in the period. On the short end of the curve, the outperformance of municipal bonds versus Treasuries was driven largely by a supply/demand imbalance within the municipal market and a rotation from long-duration assets (which are more sensitive to interest rate movements) into short- and intermediate-duration investments (which are less sensitive to interest rate movements). Additionally, municipal bonds benefited from the increased appeal of tax-exempt investing in the new higher tax rate environment. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise. The municipal market continues to be an attractive avenue for investors seeking yield in today’s environment, particularly as the recent correction has restored value in the market and placed yields at levels not obtainable since early 2011. However, opportunities have not been as broad-based as in 2011 and 2012, warranting a more tactical approach going forward.

Financial Conditions of Municipal Issuers Continue to Improve

Following an extended period of nation-wide austerity and de-leveraging as states sought to balance their budgets, 14 consecutive quarters of positive revenue growth coupled with the elimination of more than 750,000 jobs in recent years have put state and local governments in a better financial position. Many local municipalities, however, continue to face increased health care and pension costs passed down from the state level. BlackRock maintains the view that municipal bond defaults will be minimal and remain in the periphery, and that the overall market is fundamentally sound. We continue to recognize that careful credit research, appropriate structure and security selection remain imperative amid uncertainty in this tepid economic environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2014

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (”NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Funds issue Variable Rate Demand Preferred Shares (“VRDP Shares”) (VRDP Shares are referred to as “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Funds invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Fund’s long-term investments, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Fund pays higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 3 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue senior securities in the form of equity securities (e.g. Preferred Shares) up to 50% of their total managed assets (each Fund’s total assets less its total accrued liabilities). In addition, each Fund with VRDP Shares limits its economic leverage to 45% of its total managed assets. As of January 31, 2014, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Economic Leverage
MNE	37%
MZA	39%
MYC	38%
MYF	40%
MYJ	39%

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2014, the Fund returned 4.82% based on market price and 4.13% based on NAV. For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 5.89% based on market price and 4.25% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Tax-exempt rates declined over the course of the period, with longer-duration bonds (those with higher sensitivity to interest rate movements) and bonds with maturities beyond 15 years tending to provide the largest returns. (Bond prices rise when rates fall.) In this environment, the Fund’s holdings in health care, education and transportation were positive contributors to performance as these were the best performing sectors. Exposure to lower-coupon bonds also benefited returns as they had strong price performance due to their relatively long durations for their respective maturities. The Fund’s significant exposure to high-quality issues had a positive impact on results as the market’s strongest performance during the period was concentrated in high-quality issues. Additionally, the Fund benefited from income generated from coupon payments on its municipal bond holdings. The use of leverage allowed the Fund to enhance its income.
•	The Fund’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially during the period due to investors’ lack of confidence and a weak local economy. The Fund’s positions in Puerto Rico government-related securities were eliminated by the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2014 ($13.31)[1]	5.50%
Tax Equivalent Yield[2]	11.15%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Economic Leverage as of January 31, 2014[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.67%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
6	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$13.31	$13.06	1.91%	$13.80	$12.49
Net Asset Value	$14.72	$14.54	1.24%	$14.79	$13.95
Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
County/City/Special District/School District	22%	17%
Transportation	18	20
Education	13	12
Utilities	12	12
Health	12	13
State	10	13
Corporate	7	7
Housing	6	6

Credit Quality Allocation[1]	1/31/14	7/31/13
AAA/Aaa	7%	6%
AA/Aa	48	47
A	30	32
BBB/Baa	8	8
BB/Ba	4	3
Not Rated[2]	3	4
[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2014 and July 31, 2013, the market value of these securities was $1,317,449 and $530,726, each representing 1%, respectively, of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,

2014	4%
2015	8
2016	11
2017	5
2018	10
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2014	7

Fund Summary as of January 31, 2014	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2014, the Fund returned 5.53% based on market price and 6.02% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 3.25% based on market price and 4.82% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	Contributing positively to performance was the Fund’s income accrual generated from coupon payments on its portfolio of Arizona state tax-exempt municipal bonds. The Fund’s duration exposure (sensitivity to interest rate movements) had a positive impact on returns as municipal interest rates declined during the period. (Bond prices rise when rates fall.) Exposure to longer-dated bonds added to returns as the municipal yield curve flattened (i.e., longer-term rates fell more than shorter-term rates).
•	The Fund’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially during the period due to investors’ lack of confidence and a weak local economy. The Fund’s positions in Puerto Rico government-related securities were eliminated by the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE MKT	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2014 ($13.63)[1]	6.12%
Tax Equivalent Yield[2]	11.33%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of January 31, 2014[4]	39%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.97%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
8	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$13.63	$13.33	2.25%	$13.89	$12.66
Net Asset Value	$13.94	$13.57	2.73%	$13.95	$12.92
Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
County/City/Special District/School District	26%	29%
Utilities	20	20
State	14	17
Education	13	12
Health	13	11
Corporate	10	8
Transportation	3	2
Housing	1	1

Credit Quality Allocation[1]	1/31/14	7/31/13
AAA/Aaa	12%	13%
AA/Aa	45	41
A	32	34
BBB/Baa	7	8
B	1	1
Not Rated[2]	3	3
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2014 and July 31, 2013, the market value of these securities was $1,095,590 and $1,120,000, each representing 1%, respectively, of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,

2014	6%
2015	7
2016	5
2017	2
2018	29
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2014	9

Fund Summary as of January 31, 2014	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2014, the Fund returned 7.65% based on market price and 8.12% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 8.06% based on market price and 6.82% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	The Fund’s exposure to bonds with longer maturities, which tend to have higher durations (greater sensitivity to interest rate movements), contributed positively to performance as tax-exempt rates declined during the period. (Bond prices rise when rates fall.) Security selection had a positive impact on returns as the Fund’s holdings of high-quality school district issues performed well due to continued improvement in the State of California’s finances. Holdings of securities in the education and utilities sectors also added to results. Leverage on the Fund’s assets achieved through the use of tender option bonds amplified the positive effect of falling rates on performance.
•	While the Fund’s cash reserves were generally maintained at a minimal level, to the extent reserves were held, the cash holdings added little in the form of additional yield and provided no price appreciation in a generally positive period for the municipal market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2014 ($14.51)[1]	6.53%
Tax Equivalent Yield[2]	13.31%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of January 31, 2014[4]	38%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
10	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$14.51	$13.94	4.09%	$15.18	$13.16
Net Asset Value	$15.64	$14.96	4.55%	$15.66	$14.31
Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
County/City/Special District/School District	40%	41%
Utilities	20	22
Education	12	10
Health	11	11
Transportation	7	6
State	7	8
Corporate	1	1
Housing	1	1
Tobacco	1	—

Credit Quality Allocation[1]	1/31/14	7/31/13
AAA/Aaa	5%	10%
AA/Aa	72	67
A	20	22
BBB/Baa	1	1
BB	2	—
[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,

2014	2%
2015	2
2016	11
2017	8
2018	17
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2014	11

Fund Summary as of January 31, 2014	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2014, the Fund returned 8.22% based on market price and 6.61% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 7.76% based on market price and 5.69% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	The Fund benefited from its holdings in the State of California. The continued improvement in the State’s economy was the catalyst for the price appreciation in these bonds. Additionally, as the municipal yield curve flattened during the period (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities), the Fund’s longer-dated holdings in health care, education and transportation experienced the strongest price appreciation. (Bond prices rise when rates fall.)
•	The Fund’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially during the period due to investors’ lack of confidence and a weak local economy. The Fund’s positions in Puerto Rico government-related securities were eliminated by the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2014 ($14.16)[1]	6.69%
Tax Equivalent Yield[2]	11.82%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of January 31, 2014[4]	40%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
12	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$14.16	$13.55	4.50%	$14.31	$12.51
Net Asset Value	$14.68	$14.26	2.95%	$14.70	$13.61
Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
Transportation	23%	21%
County/City/Special District/School District	21	21
Utilities	17	20
Health	15	14
Education	9	9
State	6	7
Corporate	4	4
Housing	3	3
Tobacco	2	1

Credit Quality Allocation[1]	1/31/14	7/31/13
AAA/Aaa	7%	9%
AA/Aa	61	60
A	25	25
BBB/Baa	4	5
BB/Ba	1	—
Not Rated	2	1
[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,

2014	2%
2015	—
2016	1
2017	1
2018	15
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2014	13

Fund Summary as of January 31, 2014	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

•	For the six-month period ended January 31, 2014, the Fund returned 6.50% based on market price and 6.34% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 4.50% based on market price and 6.00% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
•	As the municipal yield curve flattened during the period (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities), the Fund’s longer-dated holdings in health care, education and transportation experienced the strongest price appreciation. (Bond prices rise when rates fall.)
•	The Fund’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially during the period due to investors’ lack of confidence and a weak local economy. The Fund’s positions in Puerto Rico government-related securities were eliminated by the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2014 ($14.13)[1]	6.28%
Tax Equivalent Yield[2]	12.19%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2014[4]	39%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The monthly distribution per common share, declared on March 3, 2014, was increased to $0.075 per share. The yield on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.
14	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$14.13	$13.74	2.84%	$14.19	$12.67
Net Asset Value	$15.32	$14.92	2.68%	$15.36	$14.25
Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
Transportation	31%	26%
State	24	27
Education	14	14
County/City/Special District/School District	12	14
Health	9	9
Corporate	6	4
Housing	3	5
Utilities	1	1

Credit Quality Allocation[1]	1/31/14	7/31/13
AAA/Aaa	4%	4%
AA/Aa	36	36
A	49	52
BBB/Baa	9	7
Not Rated[2]	2	1
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2014 and July 31, 2013, the market value of these securities was $7,338,825, representing 2%, and $3,519,770, representing 1%, respectively, of the Fund’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,

2014	5%
2015	5
2016	1
2017	7
2018	11
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2014	15

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 132.9%
Corporate — 13.1%
City of New York New York Industrial Development Agency, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,000	$1,004,830
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,083,010
5.50%, 1/01/21	250	268,377
5.50%, 1/01/24	1,000	1,070,560
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	1,000	1,016,170
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	500	500,135
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	521,410
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,089,380
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	500	467,885
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,115,410
		8,137,167
County/City/Special District/School District — 23.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,029,310
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	2,000	2,329,140
Series E, 5.00%, 8/01/27	600	675,096
Series E, 5.00%, 8/01/30	500	545,375
Series H, 5.00%, 8/01/25	1,000	1,135,130
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	753,158
Sub-Series F-1, 5.00%, 3/01/29	250	274,668
Sub-Series G-1, 5.00%, 4/01/29	750	817,590
Sub-Series I-1, 5.13%, 4/01/25	750	852,832
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	121,342
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,400,790
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$500	$519,465
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,097,540
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,080,590
New York Liberty Development Corp., Refunding RB, Liberty, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,064,920
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	500	521,105
		14,218,051
Education — 20.6%
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 3.88%, 4/15/23	505	421,963
South Bronx Charter School For International Cultures and The Arts Project, 5.00%, 4/01/33	750	714,398
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,128,800
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 5.00%, 7/01/33	650	712,862
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,101,430
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,010,754
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,081,630
County of Suffolk New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	600	613,272
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	978,023
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	134,887
Fordham University, Series A, 5.25%, 7/01/25	500	561,400
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,096,080
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	274,960
New York State Dormitory Authority, Refunding RB:
Pace University, Series A, 5.00%, 5/01/24	850	860,616
Teachers College, Series A, 5.00%, 7/01/31	375	402,949
The Culinary Institute of America, 5.00%, 7/01/28	500	522,325

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority DB
AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
ARB	Airport Revenue Bonds	IDRB	Industrial Development Revenue Bonds
BARB	Building Aid Revenue Bonds	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	LRB	Lease Revenue Bonds
CAB	Capital Appreciation Bonds	M/F	Multi-Family
CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
EDA	Economic Development Authority	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single-Family
GARB	General Airport Revenue Bonds	SONYMA	State of New York Mortgage Agency
GO	General Obligation Bonds	Syncora	Syncora Guarantee

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$1,050	$1,168,660
		12,785,009
Health — 18.3%
City of New York New York Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,386,035
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	246,287
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,099,770
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	325	325,543
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	150	150,216
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	862,208
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	984,556
Remarketing, Series A, 5.00%, 11/01/30	250	259,743
Series B, 6.00%, 11/01/30	240	265,294
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	515,973
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	514,925
4.00%, 1/01/23	480	476,981
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	491,031
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,109,160
New York University Hospitals Center, Series B, 5.25%, 7/01/24	380	403,370
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	261,567
North Shore-Long Island Jewish, Series E, 5.00%, 5/01/22	650	709,501
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	520,620
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	764,490
		11,347,270
Housing — 7.4%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	549,860
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	788,276
New York State Mortgage Agency, Refunding RB, Homeowner Mortgage, 130th Series, AMT, 4.75%, 10/01/30	2,500	2,504,350
State of New York Mortgage Agency, Refunding RB, AMT:
133rd Series, 4.95%, 10/01/21	230	233,921
143rd Series, 4.85%, 10/01/27	500	505,815
		4,582,222
Municipal Bonds	Par (000)	Value
New York (concluded)
State — 14.4%
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	$750	$865,132
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	648,307
New York State Dormitory Authority, RB:
Education, Series F, 5.00%, 3/15/30	1,290	1,333,615
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,117,515
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	655,110
Unrefunded Balance, Series D, 5.00%, 3/15/31	500	533,615
New York State Dormitory Authority, Refunding RB, Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,579,710
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,145,840
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	436,372
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	272,733
State of New York Urban Development Corp., RB, Personal Income Tax, Series A, 3.50%, 3/15/28	305	302,639
		8,890,588
Transportation — 23.9%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,085,460
Series A (NPFGC), 5.00%, 11/15/16 (b)	990	1,114,621
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,118,636
Series B (NPFGC), 5.25%, 11/15/19	860	1,019,031
Series H, 5.00%, 11/15/30	500	534,800
Sub-Series B-1, 5.00%, 11/15/24	460	525,306
Sub-Series B-4, 5.00%, 11/15/24	300	342,591
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	500	534,800
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,093,600
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	543,135
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,059,710
Consolidated, 138th Series, 4.75%, 12/01/30	205	208,169
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,084,040
State of New York Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/37	1,000	1,049,250
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/22	525	624,897
5.00%, 11/15/24	2,000	2,289,840
5.00%, 1/01/27	500	555,835
		14,783,721
Utilities — 12.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/32	500	528,895
Series EE, 5.00%, 6/15/34	3,000	3,240,330
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.50%, 4/01/24	500	555,715
General, Series D (NPFGC), 5.00%, 9/01/25	2,000	2,167,280
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,094,650
		7,586,870
Total Municipal Bonds in New York		82,330,898

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	17

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Puerto Rico — 2.5%
Housing — 2.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$1,570	$1,571,554
Total Municipal Bonds — 135.4%		83,902,452

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 21.1%
County/City/Special District/School District — 10.8%
City of New York New York, GO, Refunding, Series E, 5.25%, 8/01/22	2,000	2,367,000
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	750	858,098
Sub-Series I-1, 5.50%, 4/01/21	1,499	1,759,993
New York State Urban Development Corp., Refunding RB, Service Contracts, Series B, 5.00%, 1/01/21	1,499	1,697,588
		6,682,679
Transportation — 5.0%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	817,388
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,325,120
		3,142,508
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (concluded)
Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	$1,560	$1,689,745
Series A, 4.75%, 6/15/30	1,500	1,589,580
		3,279,325
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.1%		13,104,512
Total Long-Term Investments (Cost — $93,739,308) — 156.5%		97,006,964

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (d)(e)	342,677	342,677
Total Short-Term Securities (Cost — $342,677) — 0.6%		342,677
Total Investments (Cost — $94,081,985) — 157.1%		97,349,641
Other Assets Less Liabilities — 1.3%		755,707
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6%)		(6,538,577)
VRDP Shares, at Liquidation Value — (47.8%)		(29,600,000)
Net Assets Applicable to Common Shares — 100.0%		$61,966,771

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BIF New York Municipal Money Fund	802,542	(459,865)	342,677	—

(e)	Represents the current yield as of report date.
•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(52)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$6,539,000	$(105,551)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$97,006,964	—	$97,006,964
Short-Term Securities	$342,677	—	—	342,677
Total	$342,677	$97,006,964	—	$97,349,641
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(105,551)	—	—	$(105,551)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$87,000	—	—	$87,000
Liabilities:
TOB trust certificates	—	$(6,537,751)	—	(6,537,751)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	$87,000	$(36,137,751)	—	$(36,050,751)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	19

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona — 147.0%
Corporate — 16.8%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,526,784
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,019,630
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	500	511,250
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	923,240
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,212,620
5.00%, 12/01/37	1,500	1,514,520
		10,708,044
County/City/Special District/School District — 40.9%
City of Phoenix Arizona Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,453,677
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,058,220
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,028,520
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
1.00%, 7/01/29	480	505,301
1.00%, 7/01/30	400	420,148
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,145,480
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,145,960
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,284,062
5.00%, 12/01/29	1,250	1,266,037
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,091,450
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,275,600
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	750,998
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,200,900
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,711,725
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,589,776
Scottsdale Municipal Property Corp., RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,000	1,135,490
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,278,277
5.75%, 7/15/24	750	769,208
		26,110,829
Education — 20.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,777,221
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,135,230
6.00%, 7/01/26	745	868,811
6.00%, 7/01/27	425	492,031
6.00%, 7/01/28	400	459,272
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	508,270
Great Hearts Academies—Veritas Project, 6.30%, 7/01/42	500	488,090
Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	$550	$520,454
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C:
6.70%, 7/01/21	20	20,068
6.75%, 7/01/31	45	45,005
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	950,505
Florence Town, Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek & Casa Grande Campuses, 6.00%, 7/01/43	500	455,245
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,133,800
Sun Devil Energy Center LLC, Refunding RB, Arizona State University Project, 5.00%, 7/01/30	1,000	1,082,690
		12,936,692
Health — 20.2%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	507,425
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,053,104
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	964,960
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	503,790
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	180,370
County of Maricopa Arizona IDA, Refunding RB, Series A:
Catholic Healthcare West, 5.50%, 7/01/26	1,850	1,883,226
Samaritan Health Services (NPFGC), 7.00%, 12/01/16 (b)	1,000	1,095,590
University Medical Center Corp., RB, 6.50%, 7/01/39	500	542,325
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,000	1,049,290
Yavapai County IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,109,460
		12,889,540
Housing — 0.9%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	60	64,716
Series A-2, 5.80%, 7/01/40	80	82,367
City of Phoenix & County of Pima Arizona IDA, RB, S/F, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	226	226,780
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F, Series 1, AMT (Fannie Mae), 5.25%, 8/01/38	41	40,900
City of Phoenix Arizona IDA, Refunding RB, S/F, Series 2, AMT (Fannie Mae), 5.50%, 12/01/38	83	85,128
County of Maricopa Arizona IDA, RB, S/F, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	111	111,242
		611,133
State — 21.8%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/30	4,000	4,358,800
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,104,610
5.75%, 9/01/22	2,000	2,240,480
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A:
5.00%, 7/01/31	1,000	1,051,120
5.00%, 7/01/36	3,000	3,093,420

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona (concluded)
State (concluded)
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	$1,930	$2,065,351
		13,913,781
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,061,570
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,022,530
Senior Lien, AMT, 5.00%, 7/01/32	700	737,037
		2,821,137
Utilities — 21.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,332,700
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.25%, 7/01/36	2,500	2,642,850
County of Pinal Arizona Electric District No. 4, RB, 6.00%, 12/01/38	2,000	2,077,820
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	467,185
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	962,721
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,660,496
5.00%, 8/01/35	1,000	1,038,940
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,111,260
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,572,885
		13,866,857
Total Municipal Bonds in Arizona		93,858,013
Municipal Bonds	Par (000)	Value
Guam — 1.5%
State — 1.5%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	$65	$67,295
Series A, 5.13%, 1/01/42	800	818,512
Series B-1, 5.00%, 1/01/37	80	81,674
		967,481
Total Municipal Bonds in Guam		967,481
Total Municipal Bonds — 148.5%		94,825,494

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Arizona — 11.2%
Utilities — 11.2%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,202,710
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,244,980
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	703,996
		7,151,686
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.2%		7,151,686
Total Long-Term Investments (Cost — $97,750,106) — 159.7%		101,977,180

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	1,919,109	1,919,109
Total Short-Term Securities (Cost — $1,919,109) — 3.0%		1,919,109
Total Investments (Cost — $99,669,215) — 162.7%		103,896,289
Other Assets Less Liabilities — 0.9%		590,200
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2%)		(3,330,167)
VRDP Shares, at Liquidation Value — (58.4%)		(37,300,000)
Net Assets Applicable to Common Shares — 100.0%		$63,856,322

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security is collateralized by municipal or US Treasury obligations.
(c)
Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	210,260	1,708,849	1,919,109	$104
(e)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	21

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
•
Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$101,977,180	—	$101,977,180
Short-Term Securities	$1,919,109	—	—	1,919,109
Total	$1,919,109	$101,977,180	—	$103,896,289
[1]	See above Schedule of Investments for values in each sector.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California — 101.6%
Corporate — 1.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,095,218
Series D, 5.88%, 1/01/34	4,000	4,493,200
		5,588,418
County/City/Special District/School District — 36.4%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,514,400
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,060
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,753,882
6.50%, 5/01/42	1,860	2,133,606
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,594,560
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,400,663
Folsom Cordova Unified School District School Facilities Improvement District No. 4, GO, Series A (a):
5.00%, 10/01/34	2,500	2,657,425
5.00%, 10/01/38	4,240	4,451,958
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	5,984,550
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,288,580
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,335	8,093,366
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,364,518
6.00%, 9/01/34	2,615	2,984,159
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,625	5,146,330
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	2,000	2,173,260
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,497,480
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	7,712,792
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,530,353
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,432,450
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,537,265
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	9,340	9,750,026
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,180	6,694,732
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,715,700
		121,420,115
Education — 6.3%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,762,075
San Francisco University, 6.13%, 10/01/36	1,695	1,964,793
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,051,043
Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
California School Finance Authority, RB:
Alliance College, Series A, 6.00%, 7/01/33	$1,500	$1,530,165
Alliance College, Series A, 6.30%, 7/01/43	3,000	3,056,490
Value Schools, 6.65%, 7/01/33	595	602,461
Value Schools, 6.90%, 7/01/43	1,330	1,343,726
University of California, Refunding RB, Series G, Limited Project, 5.00%, 5/15/37	6,160	6,590,584
		20,901,337
Health — 15.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
6.38%, 8/01/14 (b)	2,000	2,061,840
Series A, 6.00%, 8/01/30	2,270	2,599,627
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	11,090	11,525,393
St. Joseph Health System, Series A, 5.75%, 7/01/39	990	1,109,394
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,655,283
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	10,934,400
Providence Health, 6.50%, 10/01/38	3,640	4,198,048
Series A, 6.50%, 11/01/38	1,090	1,228,059
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,189,773
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,250	1,382,363
		52,884,180
Housing — 1.1%
County of Santa Clara Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,500,735
State — 12.1%
California State Public Works Board, LRB, Various Capital Projects:
Series I, 5.50%, 11/01/33	1,510	1,701,679
Sub-Series I-1, 6.38%, 11/01/34	4,400	5,094,716
California State Public Works Board, RB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,475	1,686,485
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,551,900
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	250,858
State of California, GO, Various Purposes:
6.00%, 4/01/38	14,000	16,060,660
6.00%, 11/01/39	3,355	3,900,087
		40,246,385
Tobacco — 1.8%
California Statewide Financing Authority, RB, Tobacco Settlement:
Series A, 6.00%, 5/01/43	1,300	1,224,613
Series B, 6.00%, 5/01/43	5,000	4,705,050
		5,929,663
Transportation — 12.0%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,065	5,834,171
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,530,965
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series A, AMT, 5.00%, 5/15/38	2,550	2,659,523

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	23

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Transportation (concluded)
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport Series A:
Senior, 5.00%, 5/15/40	$3,750	$3,933,075
5.25%, 5/15/39	3,575	3,852,777
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,076,360
5.75%, 3/01/34	1,000	1,084,620
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,576,190
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,299,280
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,370,290
Senior Series B, 5.75%, 7/01/39	900	1,003,023
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	2,440	2,861,681
Port of Oakland, Refunding RB, AMT, Series P, 5.00%, 5/01/29	2,500	2,648,800
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,050	5,218,872
		39,949,627
Utilities — 14.5%
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A:
5.00%, 6/01/34	7,500	8,207,400
5.00%, 6/01/35	3,000	3,251,070
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,024,981
County of Los Angeles California Public Works Financing Authority, LRB, Multiple Capital Projects II, 5.00%, 8/01/42	1,000	1,028,590
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,840,185
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,430	8,957,212
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,000	3,247,170
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,316,920
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,402,206
5.25%, 5/01/33	2,810	3,120,477
San Diego Public Facilities Financing Authority, Refunding RB, Sewer Improvements, Senior Series A:
5.25%, 5/15/34	2,000	2,181,260
5.38%, 5/15/34	3,910	4,312,104
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,620,988
		48,510,563
Total Municipal Bonds — 101.6%		338,931,023
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California — 60.7%
County/City/Special District/School District — 28.3%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$10,595,248
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,231,250
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	15,927,516
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	10,654,541
Election of 2008, Series C, 5.25%, 8/01/39 (d)	9,680	10,680,960
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,434,359
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,680,024
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	6,000	6,260,040
5.00%, 7/01/34	5,439	5,674,211
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	16,403,709
		94,541,858
Education — 11.9%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	13,845	15,147,399
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,125,430
Series L, 5.00%, 5/15/40	11,597	12,281,343
Series O, 5.75%, 5/15/34	2,805	3,190,342
		39,744,514
Health — 3.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,002	10,097,145
Utilities — 17.5%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,034,074
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,115,044
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,726,905
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	21,672,000
Series C, 5.00%, 7/01/35	7,145	7,649,860
		58,197,883
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.7%		202,581,400
Total Long-Term Investments (Cost — $510,642,421) — 162.3%		541,512,423

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	7,352,044	7,352,044
Total Short-Term Securities (Cost — $7,352,044) — 2.2%		7,352,044
Total Investments (Cost — $517,994,465) — 164.5%		548,864,467
Liabilities in Excess of Other Assets — (2.8)%		(9,083,956)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.0%)		(100,185,853)
VRDP Shares, at Liquidation Value — (31.7%)		(105,900,000)
Net Assets Applicable to Common Shares — 100.0%		$333,694,658

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Stifel Nicolaus & Co.	$7,109,383	$115,576

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,704,685.

(e)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BIF California Municipal Money Fund	4,979,601	2,372,443	7,352,044	$168

(f)	Represents the current yield as of report date.
•	Financial futures contracts outstanding as of January 31, 2014 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(200)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$25,150,000	$(276,813)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$541,512,423	—	$541,512,423
Short-Term Securities	$7,352,044	—	—	7,352,044
Total	$7,352,044	$541,512,423	—	$548,864,467
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(276,813)	—	—	$(276,813)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	25

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$337,000	—	—	$337,000
Liabilities:
Bank overdraft	(1,674,599)	—		(1,674,599)
TOB trust certificates	—	$(100,170,375)	—	(100,170,375)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$(1,337,599)	$(206,070,375	—	$(207,407,974)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 0.8%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$548,243
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,009,030
		1,557,273
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,114,040
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	475,652
		1,589,692
California — 14.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,013,781
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,890,829
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	776,342
California State Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	899,454
Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,117,490
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,183,077
5.25%, 5/01/33	830	882,431
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,619,310
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,230	2,269,917
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,846,784
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	3,896,604
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,449,711
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	2,965,696
University of California, Refunding RB:
Limited Project, Series G, 5.00%, 5/15/37	1,000	1,069,900
The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	3,978,157
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	688,950
		29,548,433
Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,087,480
5.50%, 11/15/30	330	355,060
5.50%, 11/15/31	400	427,436
		1,869,976
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	500	524,640
Florida — 10.1%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	734,710
County of Escambia Florida, Refunding RB, International Paper Co. Project, Series B, AMT, 5.00%, 8/01/26	600	600,054
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$1,995	$2,156,356
County of Hillsborough Florida IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	2,500	2,500,925
Series B, 7.13%, 4/01/30	2,290	2,290,343
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,081,600
County of Manatee Florida Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	350	357,294
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,246,155
Series B, AMT, 6.25%, 10/01/38	525	584,572
Series B, AMT, 6.00%, 10/01/42	700	763,175
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,795	3,096,301
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,500,195
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,308,972
		20,220,652
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,030,304
Hawaii — 0.5%
State of Hawaii Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	527,632
5.25%, 8/01/26	525	569,068
		1,096,700
Illinois — 13.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	6,910,158
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	765	793,542
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	615	641,002
5.25%, 12/01/40	1,000	1,029,680
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,073,760
5.25%, 12/01/43	1,500	1,548,750
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,371,920
University of Chicago, Series B, 5.50%, 7/01/37	1,000	1,095,950
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,246,428
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,687,904
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,533,208
6.00%, 6/01/28	390	432,588
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,000	1,061,050
5.50%, 7/01/38	415	432,314
		26,858,254
Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,401,260
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	555	522,782
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	4,984,514
		6,908,556

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	27

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	$3,275	$3,618,973
Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,377,984
Louisiana — 2.8%
Lake Charles Harbor & Terminal District, RB, AMT, Series B, 5.50%, 1/01/29	1,500	1,625,115
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,542,319
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	1,120	1,167,152
5.50%, 5/15/29	1,195	1,241,258
		5,575,844
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,770,525
Massachusetts — 3.6%
Massachusetts HFA, Refunding HRB, Series B, 5.50%, 6/01/41	3,000	3,083,640
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.35%, 12/01/42	2,000	2,020,160
Series F, 5.70%, 6/01/40	1,980	2,041,281
		7,145,081
Michigan — 2.9%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	1,966,331
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,401,738
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	1,970	2,393,392
		5,761,461
Mississippi — 1.0%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,220	1,518,241
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	440	480,933
		1,999,174
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,135,826
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,751,144
		6,886,970
New Jersey — 5.2%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.00%, 1/01/31	900	910,494
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,403,292
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	3,000,279
Series AA, 5.50%, 6/15/39	2,475	2,690,053
Rutgers — The State University of New Jersey, Refunding RB, Series J, 5.00%, 5/01/32	1,250	1,383,463
		10,387,581
Municipal Bonds	Par (000)	Value
New York — 0.9%
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,650	$1,764,692
Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,256,265
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,104,400
5.25%, 2/15/31	1,000	1,098,000
		5,458,665
Pennsylvania — 4.3%
Bristol Township School District, GO, 5.25%, 6/01/37	1,500	1,590,750
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,177,716
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	2,455	2,665,345
6.00%, 12/01/41	3,000	3,255,180
		8,688,991
South Carolina — 3.0%
County of Charleston South Carolina, RB, Special Source, Series 2013, 5.25%, 12/01/38	2,505	2,744,553
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,135,623
5.50%, 7/01/41	1,000	1,057,150
		5,937,326
Texas — 9.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,059,960
6.00%, 1/01/41	2,600	2,718,638
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,555	1,710,469
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,014,848
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,354,117
Dallas-Fort Worth International Airport, ARB, Joint Improvement AMT:
Series A, 5.00%, 11/01/38	1,365	1,370,324
Series H, 5.00%, 11/01/37	1,535	1,543,703
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,107,450
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	777,812
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,855,533
		18,512,854
Virginia — 2.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	595,706
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	800	1,004,704
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	2,440	2,549,580
		4,149,990

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	$3,470	$3,596,655
Total Municipal Bonds — 92.4%		184,837,246

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 21.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	2,901,282
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	4,200	4,595,094
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,326,400
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	5,250	5,792,876
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	7,697	8,915,029
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	853,516
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,299,504
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,412,130
		42,095,831
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (c)	2,149	2,384,510
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	2,805	3,170,753
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,845,355
		7,016,108
Florida — 2.5%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,198,915
County of Lee Florida Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	690	719,781
		4,918,696
Illinois — 3.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	5,883,477
Illinois State Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,900,074
		7,783,551
Nevada — 9.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,690,350
Series B, 5.50%, 7/01/29	5,668	6,577,849
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,650,049
		18,918,248
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,397,600
New Jersey — 3.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,365,607
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	$4,000	$4,256,240
Series B, 5.25%, 6/15/36 (c)	1,000	1,063,551
		7,685,398
New York — 14.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	2,505	2,697,066
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,679,098
Series FF, 5.00%, 6/15/45	3,859	4,035,792
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	2,499	2,692,462
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,290	1,393,847
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,642,221
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	2,560	2,761,114
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,086,631
		28,988,231
South Carolina — 1.8%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,568,698
Texas — 7.1%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	3,989	4,438,500
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,019,488
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	3,797,028
		14,255,016
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,057,887
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,878,644
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 72.0%		143,948,418
Total Long-Term Investments (Cost — $307,420,115) — 164.4%		328,785,664

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	18,330	18,330
Total Short-Term Securities (Cost — $18,330) — 0.0%		18,330
Total Investments (Cost — $307,438,445) — 164.4%		328,803,994
Other Assets Less Liabilities — 3.3%		6,551,012
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.0%)		(75,980,649)
VRDP Shares, at Liquidation Value — (29.7%)		(59,400,000)
Net Assets Applicable to Common Shares — 100.0%		$199,974,357

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	29

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)
Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $18,095,745.

(d)	Represents the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	7,703,960	(7,685,630)	18,330	$346

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(183)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$23,012,250	$(97,335)

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$328,785,664	—	$328,785,664
Short-Term Securities	$18,330	—	—	18,330
Total	$18,330	$328,785,664	—	$328,803,994
[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(97,335)	—	—	$(97,335)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$281,000	—	—	$281,000
Liabilities:
TOB trust certificates	—	$(75,965,414)	—	(75,965,414)
VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total	$281,000	$(135,365,414)	—	$(135,084,414)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 131.5%
Corporate — 9.6%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,751,064
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	478,497
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,438,227
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,613,514
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,707,675
		20,988,977
County/City/Special District/School District — 14.2%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,314,696
5.00%, 1/15/27	845	917,661
City of Perth Amboy New Jersey, GO, Refunding (AGM):
5.00%, 7/01/33	1,575	1,628,345
5.00%, 7/01/34	1,925	1,981,499
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,233,412
5.50%, 10/01/29	5,085	6,051,608
County of Gloucester Improvement Authority, RB, County Guaranteed Loan — County Capital Program, 5.00%, 4/01/38	1,000	1,038,370
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,698,885
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,052,384
County of Union New Jersey Improvement Authority, RB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	2,835	3,024,151
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	703,728
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,348,403
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,017
5.00%, 12/01/16	5	5,016
		31,003,175
Education — 21.1%
New Jersey EDA, RB:
5.75%, 6/01/31	1,000	1,068,720
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,595,895
The Team Academy Charter School, 6.00%, 10/01/33	2,835	2,918,519
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,214,967
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,437,138
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,012,730
Kean University, Series A, 5.50%, 9/01/36	4,500	4,836,915
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	$1,250	$1,322,263
Ramapo College, Series B, 5.00%, 7/01/37	155	162,254
Ramapo College, Series B, 5.00%, 7/01/42	340	352,753
Rider University, Series A, 5.00%, 7/01/32	1,000	1,021,080
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,996,596
Seton Hall University, Series D, 5.00%, 7/01/38	395	417,780
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	1,300	1,684,254
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	1,625	2,136,566
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1A, 5.00%, 12/01/25	875	922,285
Series 1A, 5.00%, 12/01/26	555	581,995
Student Loan, Series 1, AMT, 5.75%, 12/01/29	4,045	4,317,633
Student Loan, Series 1A, 5.25%, 12/01/32	900	945,063
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	4,320	4,494,355
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	500	535,100
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,272,917
		46,247,778
Health — 14.4%
New Jersey EDA, RB, Masonic Charity Foundation of New Jersey:
5.25%, 6/01/24	1,425	1,445,919
5.25%, 6/01/32	685	690,384
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.80%, 11/01/31	1,000	1,003,130
5.75%, 11/01/24	2,500	2,514,875
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,555,369
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	1,967,316
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	955	981,215
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,502,261
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,616,450
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,769,885
Kennedy Health System, 5.00%, 7/01/31	750	784,027
Meridian Health System Obligated Group, 5.00%, 7/01/23	500	558,895
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,093,260
Meridian Health System Obligated Group, 5.00%, 7/01/26	830	896,807
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,000	1,066,420
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,033,550
South Jersey Hospital, 5.00%, 7/01/36	385	387,418
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	210	225,187
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	4,205,359

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	31

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	$1,090	$1,154,572
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,159,351
		31,611,650
Housing — 4.4%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,369,033
S/F Housing, Series AA, 6.50%, 10/01/38	655	659,729
S/F Housing, Series CC, 5.00%, 10/01/34	2,065	2,128,313
S/F Housing, Series U, AMT, 4.95%, 10/01/32	440	444,849
S/F Housing, Series U, AMT, 5.00%, 10/01/37	580	583,671
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,090	1,111,331
S/F Housing, Series X, AMT, 5.05%, 4/01/18	295	321,170
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,014,250
		9,632,346
State — 31.5%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (b)	1,460	1,077,495
CAB, Series B, 0.00%, 11/01/28 (b)	4,540	2,620,806
Election of 2005, Series A, 5.80%, 11/01/15 (a)	2,500	2,739,625
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,297,580
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,500	11,689,865
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,809,463
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,375,426
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,500	1,572,450
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (a)	5,800	6,102,238
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,223,020
School Facilities Construction, Series P, 5.25%, 9/01/15 (a)	2,710	2,923,223
School Facilities Construction, Series Y, 5.00%, 9/01/33	880	914,663
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	4,061,919
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	440	463,918
Cigarette Tax, 5.00%, 6/15/28	720	751,997
Cigarette Tax, 5.00%, 6/15/29	1,760	1,823,219
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,279,090
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,067,810
School Facilities Construction, Series GG, 5.25%, 9/01/26	7,000	7,773,220
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,305,640
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,361,985
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	4,200	4,527,474
5.25%, 6/15/28	1,100	1,178,452
		68,940,578
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation — 35.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	$1,535	$1,592,992
New Jersey EDA, RB, The Goethals Bridge Replacement Project AMT:
5.38%, 1/01/43	8,420	8,474,309
5.00%, 1/01/31	1,000	1,011,660
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (c)	4,870	4,697,456
Series E, 5.25%, 1/01/40	2,525	2,664,531
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	1,000	1,054,750
Series B, 5.00%, 1/01/30	2,660	2,886,845
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,140	1,250,239
6.00%, 12/15/38	1,950	2,208,745
Series A, 6.00%, 6/15/35	6,030	6,913,214
Series A, 5.88%, 12/15/38	3,650	4,101,505
Series A, 5.50%, 6/15/41	6,000	6,380,280
Series A (AGC), 5.63%, 12/15/28	1,250	1,431,913
Series A (AGC), 5.50%, 12/15/38	1,000	1,102,500
Series AA, 5.25%, 6/15/33	5,935	6,437,338
Series AA, 5.50%, 6/15/39	5,520	5,999,633
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	256,840
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,651,950
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	2,922,588
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,628,977
152nd Series, AMT, 5.25%, 11/01/35	240	256,145
166th Series, 5.25%, 7/15/36	4,000	4,392,520
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,565,280
		76,882,210
Utility — 1.2%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (b)	6,000	2,601,120
Total Municipal Bonds — 131.5%		287,907,834

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New Jersey — 30.4%
County/City/Special District/School District — 6.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	13,465,359
Education — 1.0%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,150,023
State — 7.5%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,685,934
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/34 (a)	1,185	1,340,540
6.00%, 12/15/34	2,415	2,733,651
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (e)	5,230	5,661,958
		16,422,083

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (concluded)
Transportation — 15.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	$8,820	$9,245,477
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,362,646
Series B, 5.25%, 6/15/36 (e)	5,001	5,317,754
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	11,557,800
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	4,016,872
		34,500,549
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.4%		66,538,014
Total Long-Term Investments (Cost — $341,252,406) — 161.9%		354,445,848
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.04% (f)(g)	6,172,935	$6,172,935
Total Short-Term Securities (Cost — $6,172,935) — 2.8%		6,172,935
Total Investments (Cost — $347,425,341) — 164.7%		360,618,783
Other Assets Less Liabilities — 0.1%		47,954
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.1%)		(39,560,776)
VRDP Shares, at Liquidation Value — (46.7%)		(102,200,000)
Net Assets Applicable to Common Shares — 100.0%		$218,905,961

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)
Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $14,346,748.

(f)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:
Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BIF New Jersey Municipal Money Fund	3,819,692	2,353,243	6,172,935	—

(g)	Represents the current yield as of report date.
•	Financial futures contracts outstanding as of January 31, 2014 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(201)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$25,275,750	$(106,984)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	33

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$354,445,848	—	$354,445,848
Short-Term Securities	$6,172,935	—	—	6,172,935
Total	$6,172,935	$354,445,848	—	$360,618,783
[1]	See above Schedule of Investments for values in each sector or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(106,984)	—	—	$(106,984)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$308,000	—	—	$308,000
Liabilities:
TOB trust certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)
Total	$308,000	$(141,753,519)	—	$(141,445,519)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Statements of Assets and Liabilities
January 31, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Assets
Investments at value – unaffiliated[1]	$97,006,964	$101,977,180	$541,512,423	$328,785,664	$354,445,848
Investments at value – affiliated[2]	342,677	1,919,109	7,352,044	18,330	6,172,935
Cash pledged for financial futures contracts	87,000	—	337,000	281,000	308,000
Interest receivable	1,039,869	786,799	7,395,118	4,291,073	3,198,758
Investments sold receivable	205,000	20,244	7,069,986	3,604,412	3,016,105
Deferred offering costs	150,394	177,077	240,947	198,609	247,164
Prepaid expenses	49,632	12,424	22,874	17,534	18,165
Total assets	98,881,536	104,892,833	563,930,392	337,196,622	367,406,975

Accrued Liabilities
Investments purchased payable	443,790	—	11,085,361	—	5,405,213
TOB trust payable	—	—	9,330,000	500,000	—
Income dividends payable	256,800	318,362	1,685,317	1,076,307	1,057,052
Investment advisory fees payable	45,567	43,883	231,505	141,076	151,178
Bank overdraft	—	—	1,674,599	—	—
Variation margin payable on financial futures contracts	15,437	—	59,375	54,328	59,672
Interest expense and fees payable	826	167	15,478	15,235	7,257
Officer’s and Directors’ fees payable	1,092	1,123	5,833	3,688	3,916
Other accrued expenses payable	13,502	42,976	77,891	66,217	63,207
Total accrued liabilities	777,014	406,511	24,165,359	1,856,851	6,747,495

Other Liabilities
TOB trust certificates	6,537,751	3,330,000	100,170,375	75,965,414	39,553,519
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	29,600,000	37,300,000	105,900,000	59,400,000	102,200,000
Total other liabilities	36,137,751	40,630,000	206,070,375	135,365,414	141,753,519
Total liabilities	36,914,765	41,036,511	230,235,734	137,222,265	148,501,014
Net Assets Applicable to Common Shareholders	$61,966,771	$63,856,322	$333,694,658	$199,974,357	$218,905,961

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$59,619,114	$60,760,018	$302,001,440	$189,742,464	$205,588,973
Undistributed net investment income	689,983	822,841	3,878,810	3,852,625	4,518,458
Accumulated net realized loss	(1,504,431)	(1,953,611)	(2,778,781)	(14,888,946)	(4,287,928)
Net unrealized appreciation/depreciation	3,162,105	4,227,074	30,593,189	21,268,214	13,086,458
Net Assets Applicable to Common Shareholders	$61,966,771	$63,856,322	$333,694,658	$199,974,357	$218,905,961
Net asset value per Common Share	$14.72	$13.94	$15.64	$14.68	$15.32
[1] Investments at cost – unaffiliated	$93,739,308	$97,750,106	$510,642,421	$307,420,115	$341,252,406
[2] Investments at cost – affiliated	$342,677	$1,919,109	$7,352,044	$18,330	$6,172,935
[3] Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
[4] Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	1,536	1,985	8,059	1,000,594	5,782
[6] Common Shares outstanding	4,209,844	4,580,755	21,333,129	13,624,137	14,284,482
[7] Common Shares authorized	200 million	200 million	200 million	unlimited	200 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	35

Statements of Operations
Six Months Ended January 31, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Investment Income
Interest	$2,023,346	$2,389,350	$12,368,097	$8,082,941	$8,112,470
Income – affiliated	—	104	168	346	—
Total income	2,023,346	2,389,454	12,368,265	8,083,287	8,112,470

Expenses
Investment advisory	267,660	257,704	1,362,128	831,370	891,322
Liquidity fees	138,679	—	—	—	—
Professional	27,060	22,419	42,773	34,602	34,964
Remarketing fees on Preferred Shares	15,128	—	—	—	—
Accounting services	8,895	9,263	41,258	27,214	27,961
Transfer agent	8,167	8,895	15,207	12,225	13,709
Custodian	4,444	4,252	12,742	8,920	9,775
Registration	4,344	968	4,414	4,376	4,375
Officer and Directors	3,132	3,178	16,504	10,021	10,943
Printing	2,747	2,765	5,144	4,059	4,272
Miscellaneous	28,761	22,911	34,920	36,231	34,811
Total expenses excluding interest expense, fees and amortization of offering costs	509,017	332,355	1,535,090	969,018	1,032,132
Interest expense, fees and amortization of offering costs[1]	54,430	203,134	881,978	561,245	690,052
Total expenses	563,447	535,489	2,417,068	1,530,263	1,722,184
Less fees waived by Manager	(322)	(130)	(722)	(224)	(2,395)
Total expenses after fees waived	563,125	535,359	2,416,346	1,530,039	1,719,789
Net investment income	1,460,221	1,854,095	9,951,919	6,553,248	6,392,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(396,827)	(1,092,790)	(349,108)	(4,049,199)	(3,207,954)
Financial futures contracts	49,354	—	19,780	105,231	115,732
	(347,473)	(1,092,790)	(329,328)	(3,943,968)	(3,092,222)
Net change in unrealized appreciation/depreciation on:
Investments	1,311,188	2,838,500	15,316,577	9,603,438	9,455,504
Financial futures contracts	(105,551)	—	(276,813)	(97,335)	(106,984)
	1,205,637	2,838,500	15,039,764	9,506,103	9,348,520
Total realized and unrealized gain	858,164	1,745,710	14,710,436	5,562,135	6,256,298
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,318,385	$3,599,805	$24,662,355	$12,115,383	$12,648,979
[1]	Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$1,460,221	$3,050,548
Net realized gain (loss)	(347,473)	853,441
Net change in unrealized appreciation/depreciation	1,205,637	(6,746,189)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	2,318,385	(2,842,200)

Dividends to Common Shareholders From
Net investment income	(1,566,062)	(3,156,624)[1]

Capital Share Transactions
Reinvestment of common dividends	—	54,512

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	752,323	(5,944,312)
Beginning of period	61,214,448	67,158,760
End of period	$61,966,771	$61,214,448
Undistributed net investment income, end of period	$689,983	$795,824

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$1,854,095	$3,798,713
Net realized gain (loss)	(1,092,790)	256,297
Net change in unrealized appreciation/depreciation	2,838,500	(7,336,879)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	3,599,805	(3,281,869)

Dividends to Common Shareholders From
Net investment income	(1,910,175)	(3,816,654)[1]

Capital Share Transactions
Reinvestment of common dividends	—	194,255

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	1,689,630	(6,904,268)
Beginning of period	62,166,692	69,070,960
End of period	$63,856,322	$62,166,692
Undistributed net investment income, end of period	$822,841	$878,921
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	37

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$9,951,919	$19,342,849
Net realized loss	(329,328)	(266,797)
Net change in unrealized appreciation/depreciation	15,039,764	(41,706,382)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	24,662,355	(22,630,330)

Dividends to Common Shareholders From
Net investment income	(10,111,903)	(20,214,466)[1]

Capital Share Transactions
Reinvestment of common dividends	—	648,309

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	14,550,452	(42,196,487)
Beginning of period	319,144,206	361,340,693
End of period	$333,694,658	$319,144,206
Undistributed net investment income, end of period	$3,878,810	$4,038,794

BlackRock MuniYield Investment Fund (MYF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$6,553,248	$12,847,313
Net realized gain (loss)	(3,943,968)	508,374
Net change in unrealized appreciation/depreciation	9,506,103	(28,251,097)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	12,115,383	(14,895,410)

Dividends to Common Shareholders From
Net investment income	(6,457,841)	(12,908,151)[1]

Capital Share Transactions
Reinvestment of common dividends	—	342,807

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	5,657,542	(27,460,754)
Beginning of period	194,316,815	221,777,569
End of period	$199,974,357	$194,316,815
Undistributed net investment income, end of period	$3,852,625	$3,757,218
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$6,392,681	$12,676,794
Net realized gain (loss)	(3,092,222)	839,918
Net change in unrealized appreciation/depreciation	9,348,520	(28,435,795)
Distributions to VRDP Shareholders from net realized gain	—	(43,759)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	12,648,979	(14,962,842)

Dividends and Distributions to Common Shareholders From
Net investment income	(6,342,309)	(12,730,155)[1]
Net realized gain	(499,344)	(918,415)[1]
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(6,841,653)	(13,648,570)

Capital Share Transactions
Reinvestment of common dividends and distributions	—	950,740

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	5,807,326	(27,660,672)
Beginning of period	213,098,635	240,759,307
End of period	$218,905,961	$213,098,635
Undistributed net investment income, end of period	$4,518,458	$4,468,086
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	39

Statements of Cash Flows

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$2,318,385	$3,599,805	$24,662,355	$12,115,383	$12,648,979
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(84,169)	(11,784)	72,875	(59,053)	371,480
Increase in cash pledged for financial futures contracts	(87,000)	—	(337,000)	(281,000)	(308,000)
Increase in prepaid expenses	(10,355)	(11,307)	(17,128)	(13,898)	(14,436)
Increase (decrease) in investment advisory fees payable	115	(157)	(2,764)	(5,343)	(735)
Increase (decrease) in interest expense and fees payable	(1,118)	(240)	(34,587)	(22,477)	(6,837)
Decrease in other accrued expenses payable	(9,641)	(12,432)	(28,946)	(18,213)	(17,520)
Increase in variation margin payable on financial futures contracts	15,437	—	59,375	54,328	59,672
Increase in Officer’s and Directors’ fees payable	148	144	703	509	506
Net realized loss on investments	396,827	1,092,790	349,108	4,049,199	3,207,954
Net unrealized gain on investments	(1,311,188)	(2,838,500)	(15,316,577)	(9,603,438)	(9,455,504)
Amortization of premium and accretion of discount on investments	223,258	114,888	1,065,965	438,203	371,448
Amortization of deferred offering costs	7,111	2,589	2,526	2,587	2,721
Proceeds from sales of long-term investments	9,041,194	13,762,579	67,010,345	51,525,456	34,212,931
Purchases of long-term investments	(9,721,491)	(12,076,960)	(59,394,135)	(48,810,203)	(30,759,675)
Net proceeds from sales (purchases) of short-term securities	459,865	(1,708,849)	(2,372,443)	7,685,630	(2,353,243)
Cash provided by operating activities	1,237,378	1,912,566	15,719,672	17,057,670	7,959,741

Cash Used for Financing Activities
Cash receipts from TOB trust certificates	1,000,000	—	—	—	—
Cash payments for TOB trust certificates	(665,001)	—	(7,274,421)	(10,593,682)	(1,111,973)
Cash dividends paid to Common Shareholders	(1,572,377)	(1,910,175)	(10,111,903)	(6,457,841)	(6,841,653)
Increase (decrease) in bank overdraft	—	(2,391)	1,666,652	(6,147)	(6,115)
Cash used for financing activities	(1,237,378)	(1,912,566)	(15,719,672)	(17,057,670)	(7,959,741)

Cash
Net decrease in cash	—	—	—	—	—
Cash at beginning of period	—	—	—	—	—
Cash at end of period	—	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$48,437	$200,785	$914,039	$581,135	$694,168

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.54		$15.97	$14.51		$14.50		$12.99		$13.51
Net investment income[1]	0.34		0.72	0.74		0.87		0.88		0.87
Net realized and unrealized gain (loss)	0.21		(1.40)	1.48			(0.03)	1.40			(0.55)
Dividends to AMPS shareholders from net investment income	—		—		(0.02)		(0.10)		(0.10)		(0.20)
Net increase (decrease) from investment operations	0.55		(0.68)	2.20		0.74		2.18		0.12
Dividends to Common Shareholders from net investment income	(0.37)		(0.75)[2]		(0.74)[2]		(0.73)[2]		(0.67)[2]		(0.64)[2]
Net asset value, end of period	$14.72		$14.54	$15.97		$14.51		$14.50		$12.99
Market price, end of period	$13.31		$13.06	$15.80		$12.98		$13.54		$11.60

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	4.13%	[4]	(4.38)%	15.73%		5.71%		17.67%		2.26%
Based on market price	4.82%	[4]	(13.18)%	28.00%		1.26%		23.05%		1.79%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.84%	[5]	1.79%	1.82%	[6]	1.23%	[6]	1.20%		1.33%	[6]
Total expenses after fees waived and paid indirectly	1.84%	[5]	1.78%	1.81%	[6]	1.22%	[6]	1.12%	[6]	1.15%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.66%	[5,8]	1.57% [8]	1.57%	[6,8]	1.21%	[6]	1.12%	[6]	1.11%	[6]
Net investment income	4.77%	[5]	4.59%	4.86%	[6]	6.16%	[6]	6.30%	[6]	7.01%	[6]
Dividends to AMPS shareholders	—		—	0.11%		0.71%		0.75%		1.59%
Net investment income to Common Shareholders	4.77%	[5]	4.59%	4.75%		5.45%		5.55%		5.42%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$61,967		$61,214	$67,159		$61,019		$61,010		$54,642
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$29,632		$29,625		$29,625
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600	$29,600		—		—		—
Portfolio turnover	8%		21%	27%		23%		27%		32%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$76,499		$76,492		$71,119
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$309,347		$306,806	$326,888		—		—		—
[1]	Based on average Common Shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the six months ended January 31, 2014 and years ended July 31, 2013 and July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.16%, 1.13% and 1.18%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	41

Financial Highlights	BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.57		$15.12	$13.38		$13.73		$12.40		$12.81
Net investment income[1]	0.41		0.83	0.80		0.87		0.93		0.95
Net realized and unrealized gain (loss)	0.38		(1.55)	1.77			(0.33)	1.28			(0.47)
Dividends to AMPS shareholders from net investment income	—		—	—			(0.06)		(0.06)		(0.19)
Net increase (decrease) from investment operations	0.79		(0.72)	2.57		0.48		2.15		0.29
Dividends to Common Shareholders from net investment income	(0.42)		(0.83)[2]		(0.83)[2]		(0.83)[2]		(0.82)[2]		(0.70)[2]
Net asset value, end of period	$13.94		$13.57	$15.12		$13.38		$13.73		$12.40
Market price, end of period	$13.63		$13.33	$15.61		$12.83		$13.67		$12.85

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	6.02%	[4]	(5.08)%	19.86%		3.92%		17.75%		3.27%
Based on market price	5.53%	[4]	(9.69)%	29.05%		0.09%		13.13%		(1.66)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.72%	[5]	1.66%	1.96%		1.52%	[6]	1.25%	[6]	1.46%	[6]
Total expenses after fees waived and paid indirectly	1.72%	[5]	1.66%	1.96%		1.52%	[6]	1.24%	[6]	1.42%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.07%	[5]	1.03%	1.58%	[8]	1.43%	[6]	1.22%	[6]	1.36%	[6]
Net investment income	5.97%	[5]	5.53%	5.62%		6.62%	[6]	6.99%	[6]	8.16%	[6]
Dividends to AMPS shareholders	—		—	—		0.36%		0.44%		1.61%
Net investment income to Common Shareholders	5.97%		5.53%	5.62%		6.26%		6.56%		6.55%

Supplemental Data
Net assets, end of period (000)	$63,856		$62,167	$69,071		$61,086		$62,618		$56,449
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—		$38,800		$38,800
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300		$37,300		—		—
Portfolio turnover	12%		16%	26%		16%		25%		39%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—		$65,350		$61,375
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$271,197		$266,667	$285,177		$263,770		—		—
[1]	Based on average Common Shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarking fees was 1.14%.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.96		$16.97	$14.38		$14.76		$13.47		$13.71
Net investment income[1]	0.47		0.91	0.94		0.95		0.94		0.91
Net realized and unrealized gain (loss)	0.68		(1.97)	2.60			(0.37)	1.21			(0.33)
Dividends to AMPS shareholders from net investment income	—		—	—			(0.03)		(0.03)		(0.13)
Net increase (decrease) from investment operations	1.15		(1.06)	3.54		0.55		2.12		0.45
Dividends to Common Shareholders from net investment income	(0.47)		(0.95)[2]		(0.95)[2]		(0.93)[2]		(0.83)[2]		(0.69)[2]
Net asset value, end of period	$15.64		$14.96	$16.97		$14.38		$14.76		$13.47
Market price, end of period	$14.51		$13.94	$17.31		$13.29		$14.44		$12.44

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	8.12%	[4]	(6.61)%	25.45%		4.28%		16.59%		4.64%
Based on market price	7.65%	[4]	(14.68)%	38.46%		(1.49)%		23.51%		1.37%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.50%	[5]	1.46%	1.64%		1.49%	[6]	1.19%	[6]	1.49%	[6]
Total expenses after fees waived	1.50%	[5]	1.45%	1.64%		1.49%	[6]	1.18%	[6]	1.47%	[6]
Total expenses after fees waived and excluding interest expense, fees, and amortization of offering cost[7]	0.95%	[5]	0.92%	1.21%	[8]	1.16%	[6]	0.99%	[6]	1.08%	[6]
Net investment income	6.17%	[5]	5.39%	5.96%		6.76%	[6]	6.53%	[6]	7.07%	[6]
Dividends to AMPS shareholders	—		—	—		0.18%		0.22%		0.99%
Net investment income to Common Shareholders	6.17%		5.39%	5.96%		6.58%		6.31%		6.08%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$333,695		$319,144	$361,341		$306,280		$314,326		$286,805
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—		$105,950		$105,950
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900		$105,900		—		—
Portfolio turnover	11%		27%	48%		33%		41%		38%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—		$99,173		$92,679
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$415,104		$401,364	$441,209		$389,216		—		—
[1]	Based on average Common Shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarking fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	43

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.26		$16.30	$13.71		$14.26		$12.95		$13.59
Net investment income[1]	0.48		0.94	0.93		0.97		0.96		0.96
Net realized and unrealized gain (loss)	0.41		(2.03)	2.60			(0.58)	1.18			(0.77)
Dividends to AMPS shareholders from net investment income	—		—	—			(0.02)		(0.02)		(0.13)
Net increase (decrease) from investment operations	0.89		(1.09)	3.53		0.37		2.12		0.06
Dividends to Common Shareholders from net investment income	(0.47)		(0.95)[2]		(0.94)[2]		(0.92)[2]		(0.81)[2]		(0.70)[2]
Net asset value, end of period	$14.68		$14.26	$16.30		$13.71		$14.26		$12.95
Market price, end of period	$14.16		$13.55	$16.52		$13.08		$14.36		$11.72

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	6.61%	[4]	(7.14)%	26.55%		2.97%		17.12%		1.93%
Based on market price	8.22%	[4]	(12.94)%	34.44%		(2.45)%		30.32%		5.26%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.58%	[5]	1.55%	1.66%		1.45%	[6]	1.26%	[6]	1.35%	[6]
Total expenses after fees waived	1.57%	[5]	1.55%	1.66%		1.45%	[6]	1.26%	[6]	1.34%	[6]
Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	1.00%	[5]	0.97%	1.22%	[8]	1.14%	[6]	1.02%	[6]	1.12%	[6]
Net investment income	6.75%	[5]	5.82%	6.19%		7.22%	[6]	6.92%	[6]	7.66%	[6]
Dividends to AMPS shareholders	—		—	—		0.15%		0.18%		1.09%
Net investment income to Common Shareholders	6.75%	[5]	5.82%	6.19%		7.07%		6.74%		6.57%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$199,974		$194,317	$221,778		$186,127		$193,270		$175,610
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—		$59,475		$59,475
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400		$59,400		—		—
Portfolio turnover	12%		33%	34%		27%		41%		63%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—		$106,242		$98,819
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$436,657		$427,133	$473,363		$413,346		—		—
[1]	Based on average Common Shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Does not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.92		$16.92	$14.84	$15.24		$14.13		$14.36
Net investment income[1]	0.45		0.89	0.86	0.92		1.00		0.98
Net realized and unrealized gain (loss)	0.42		(1.94)	2.11		(0.41)	1.00			(0.34)
Distributions to VRDP Shareholders from net realized gain	—		(0.00)[2]	—	—		—		—
Dividends to AMPS shareholders from net investment income	—		—	—		(0.03)		(0.04)		(0.15)
Net increase (decrease) from investment operations	0.87		(1.05)	2.97	0.48		1.96		0.49
Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)		(0.89)[3]	(0.89)[3]		(0.88)[3]		(0.85)[3]		(0.72)[3]
Net realized gain	(0.03)		(0.06)[3]	—	—		—		—
Total dividends and distributions	(0.47)		(0.95)	(0.89)		(0.88)		(0.85)		(0.72)
Net asset value, end of period	$15.32		$14.92	$16.92	$14.84		$15.24		$14.13
Market price, end of period	$14.13		$13.74	$17.07	$13.53		$15.19		$13.49

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	6.34%	[5]	(6.51)%	20.72%	3.55%		14.34%		4.50%
Based on market price	6.50%	[5]	(14.66)%	33.59%	(5.28)%		19.38%		5.96%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.61%	[6]	1.48%	1.61%	1.26%	[7]	1.01%	[7]	1.15%	[7]
Total expenses after fees waived	1.61%	[6]	1.48%	1.60%	1.25%	[7]	1.00%	[7]	1.14%	[7]
Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[8]	0.96%	[6]	0.92%	1.28% [9]	1.14%	[7]	0.98%	[7]	1.05%	[7]
Net investment income	5.99%	[6]	5.32%	5.41%	6.26%	[7]	6.71%	[7]	7.21%	[7]
Dividends to AMPS shareholders	—		—	—	0.23%		0.30%		1.12%
Net investment income to Common Shareholders	5.99%	[6]	5.32%	5.41%	6.03%		6.41%		6.09%

Supplemental Data
Net assets applicable, end of period (000)	$218,906		$213,099	$240,759	$211,121		$216,433		$200,740
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$102,200		$102,200
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200	$102,200		—		—
Portfolio turnover	11%		7%	23%	18%		15%		21%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$77,946		$74,107
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$314,194		$308,511	$335,577	$306,576		—		—
[1]	Based on average Common Shares outstanding.
[2]	Amount is greater than $(0.005) per share.
[3]	Determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Do not reflect the effect of dividends to AMPS shareholders.
[8]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[9]	For the year ended July 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	45

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“MNE”), BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield California Fund, Inc. (“MYC”), BlackRock MuniYield Investment Fund (“MYF”) and BlackRock MuniYield New Jersey Fund, Inc. (“MYJ”) (collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. MNE, MZA, MYC and MYJ are organized as Maryland corporations. MYF is organized as a Massachusetts business trust. The Board of Directors and the Board of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurements, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., TOBs) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax

46	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 9.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Deferred compensation liabilities are included in officer’s and director’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of the funds, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended January 31, 2014, no TOBs in which the Funds participated were terminated without the consent of the Funds.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	47

Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Fund. The Funds typically invests the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates issued are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of each Fund’s payable to the holder of the TOB Trust Certificates, as reported in Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Funds may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Fund invests in TOBS on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB, these losses will be shared ratably, including the maximum potential amounts owed by the Funds at January 31, 2014 in proportion to their participation. The recourse TOB Trusts, if any, are identified in the Schedules of Investments, including the maximum potential amounts owed by the Funds at January 31, 2014.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At January 31, 2014, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
MNE	$13,104,512	$6,537,751	0.04% – 0.09%
MZA	$7,151,686	$3,330,000	0.04% – 0.05%
MYC	$202,581,400	$100,170,375	0.04% – 0.07%
MYF	$143,948,418	$75,965,414	0.04% – 0.29%
MYJ	$66,538,014	$39,553,519	0.04% – 0.29%

For the six months ended January 31, 2014, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MNE	$6,838,834	0.53%
MZA	$3,330,000	0.60%
MYC	$114,369,548	0.59%
MYF	$77,593,343	0.65%
MYJ	$39,568,827	0.75%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as, interest rate risk. These contracts may be transacted on an exchange or over-the-counter.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation Margin is recorded by the Funds as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
Derivative Liabilities
		Value
	Statements of Assets and Liabilities Location	MNE	MYC	MYF	MYJ

Interest rate contracts: Financial futures contracts	Net unrealized depreciation[1]	$(105,551)	$(276,813)	$(97,335)	$(106,984)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2014
	Net Realized Gain From
	MNE	MYC	MYF	MYJ
Interest rate contracts:
Financial futures contracts	$49,354	$19,780	$105,231	$115,732

	Net Change in Unrealized Appreciation/Depreciation on
	MNE	MYC	MYF	MYJ
Interest rate contracts:
Financial futures contracts	$(105,551)	$(276,813)	$(97,335)	$(106,984)

For the six months ended January 31, 2014, the average quarterly balance of outstanding derivative financial instruments were as follows:

	MNE		MYC	MYF	MYJ
Financial future contracts:
Average number of contracts purchased	25	[2]	—	—	—
Average number of contracts sold	39		200	152	167
Average notional value of contracts purchased	$3,097,979	[2]	—	—	—
Average notional value of contracts sold	$4,861,492		$25,310,938	$19,147,688	$21,043,594
[2]	Actual contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearing house. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the short fall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

MNE	0.55%
MZA	0.50%
MYC	0.50%
MYF	0.50%
MYJ	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus its total accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its advisory fees by the amount of investment advisory fees paid in connection with its investment in other affiliated investment companies, if any. These amounts waived or reimbursed are shown as fees waived by Manager in the Statements of Operations.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	49

Notes to Financial Statements (continued)

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely due to having a common investment adviser, common officers or common directors. For the six months ended January 31, 2014, the sale transactions from an affiliated fund in compliance with Rule 17a-7 under the 1940 Act for MYF were $2,805,356.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2014 were as follows:

	Purchases	Sales
MNE	$9,131,715	$7,689,641
MZA	$12,076,960	$13,603,850
MYC	$61,333,172	$71,004,221
MYF	$40,655,097	$52,320,587
MYJ	$36,164,888	$37,229,036

7. Income Tax Information:

As of July 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYC	MYF
2018	$750,672	$816,347	$758,242	$7,205,475
2019	—	68,648	—	—
Total	$750,672	$884,995	$758,242	$7,205,475

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ
Tax cost	$87,861,839	$96,326,334	$417,862,410	$232,415,982	$308,698,361
Gross unrealized appreciation	$4,359,160	$4,876,472	$32,830,208	$21,969,509	$15,502,667
Gross unrealized depreciation	(1,409,109)	(636,517)	(1,998,526)	(1,546,911)	(3,135,764)
Net unrealized appreciation	$2,950,051	$4,239,955	$30,831,682	$20,422,598	$12,366,903

8. Concentration, Market and Credit Risk:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or US territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

As of January 31, 2014, MNE invested a significant portion of its assets in securities in the county/city/special district/school district sector. MZA and MYC invested a significant portion of their assets in securities in the county/city/special district/school district and utilities sectors. MYF invested a significant portion of its assets in securities in the county/city/special district/school district and transportation sectors. MYJ invested a significant portion of its assets in securities in the state and transportation sectors. Changes in economic conditions affecting the county/city/special district/school district, state, transportation and utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds, as defined in the rules.” Banking entities subject to the rules are required to fully comply by July 21, 2015. These rules may preclude banking entities and their affiliates from (i) sponsoring TOB trust programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing TOB trust programs. As a result, TOB trusts may need to be restructured or unwound. There can be no assurances that TOB trusts can be restructured, that new sponsors of TOB trusts will develop, or that alternative forms of leverage will be available to the Fund. Any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

TOB transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

9. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, including AMPS.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
MNE	—	3,405
MZA	—	12,706
MYC	—	37,874
MYF	—	20,747
MYJ	—	55,771

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on the Fund’s Common Shares or the repurchase of the Fund’s Common Shares if the Fund fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Funds are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Funds fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”) and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Funds are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the VRDP Funds are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares outstanding as of January 31, 2014 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	$37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	5/01/41
SEMI-ANNUAL REPORT	JANUARY 31, 2014	51

Notes to Financial Statements (continued)

The VRDP Funds entered into a fee agreement with the liquidity provider that required a per annum liquidity fee to be paid to the liquidity provider. These fees are an initial commitment shown as liquidity fees in the Statements of Operations.

The fee agreement between each of MZA, MYC, MYF and MYJ and the liquidity provider is scheduled to expire on July 9, 2015 unless renewed or terminated in advance.

The initial fee agreement between MNE and the liquidity provider was for a 364-day term and was scheduled to expire on September 15, 2012 and subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 29, 2012, MNE entered into a new fee agreement with an alternate liquidity provider. The new fee agreement is for a two-year term and is scheduled to expire on December 4, 2014, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of MNE’s VRDP Shares on November 28, 2012, which were successfully remarketed by the remarketing agent.

In the event the fee agreements are not renewed or are terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Funds are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Funds are required to begin to segregate liquid assets with the VRDP Funds’ custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, the VRDP Funds are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of the VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of VRDP Shares prior to the initial termination date of the fee agreement, MNE must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. In May 2012, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of January 31, 2014, the VRDP Shares were assigned a long-term rating from Moody’s under its new ratings methodology as follows:

Rating
MNE	Aa2
MZA	Aa2
MYC	Aa2
MYF	Aa1
MYJ	Aa2

As of January 31, 2014, the VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of January 31, 2014, the short-term ratings of the liquidity provider and the VRDP Shares for MNE were P1, F1 and A1 as rated by Moody’s, Fitch and S&P, respectively. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the remarketable VRDP Shares that were tendered for remarketing during the six months ended January 31, 2014, were successfully remarketed.

The annualized dividend rates for the VRDP Shares for the six months ended January 31, 2014 were as follows:

Rate
MNE	0.16%
MZA	1.01%
MYC	1.01%
MYF	1.01%
MYJ	1.01%
52	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (concluded)

On June 21, 2012, MZA, MYC, MYF and MYJ announced a special rate period for a three-year term ending June 24, 2015 with respect to their VRDP Shares. The liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP shares are still subject to mandatory redemption by the VRDP Funds on maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, MZA, MYC, MYF and MYJ are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. MZA, MYC, MYF and MYJ will not pay any liquidity and remarketing fees during the special rate period and instead will pay dividends monthly based on the sum of Securities Industries Financial Market Association Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares. The short-term ratings were withdrawn by Moody’s, Fitch and/or S&P. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

If MZA, MYC, MYF and MYJ redeem their VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch, respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After June 24, 2015, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider, which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 3, 2014 to Common Shareholders of record on February 14, 2014 as follows:

Common Dividend Per Share
MNE	$0.0610
MZA	$0.0695
MYC	$0.0790
MYF	$0.0790
MYJ	$0.0740

Additionally, the Funds declared a net investment income dividend on March 3, 2014 payable to Common Shareholders of record on March 14, 2014 as follows:

Common Dividend Per Share
MNE	$0.0610
MZA	$0.0695
MYC	$0.0790
MYF	$0.0790
MYJ	$0.0750

The dividends declared on VRDP Shares for the period January 1, 2014 to January 31, 2014 were as follows:

	Series	Dividends Declared
MNE	W-7	$2,660
MZA	W-7	$28,144
MYC	W-7	$79,904
MYF	W-7	$44,819
MYJ	W-7	$77,112
SEMI-ANNUAL REPORT	JANUARY 31, 2014	53

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Director
Paul. L. Audet, President1 and Director
Michael J. Castellano, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President2 and Chief Executive Officer
Brendan Kyne, Vice President
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Janey Ahn, Secretary

[1]	For MYF.
[2]	For all Funds except MYF.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians
State Street Bank and Trust Company3
Boston, MA 02110

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10289

VRDP Remarketing Agent
Barclays Capital, Inc.3
New York, NY 10019

Citigroup Global Markets Inc.4
New York, NY 10179

VRDP Liquidity Providers
Barclays Bank PLC3
New York, NY 10019

Citibank, N.A.4
New York, NY 10179

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[3]	For MNE.
[4]	For all Funds except MNE.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subjects registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if the fund markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of each Fund.

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

Effective July 1, 2013, each of MYC, MYF and MYJ no longer restricts its investments to long-term municipal obligations that are rated investment grade at time of purchase; instead each of MYC, MYF and MYJ may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at time of purchase. Below investment grade quality is regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, though high yielding, are characterized by high risk and subject to greater market fluctuations than certain lower yielding, higher rated securities. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Below investment grade securities may also be less liquid than higher rated securities and more susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Except as described above, during the period there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 882-0052.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	55

Additional Information (continued)

General Information (concluded)

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time-to-time, each Fund may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Funds have not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Fund Common Shares and is not a solicitation of an offer to buy Fund Common Shares. If a Fund files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Fund and should be read carefully before investing.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	57

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/14-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –  Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)    Not Applicable to this semi-annual report

(b)    As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Investment Fund

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Investment Fund

Date: April 2, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Investment Fund

Date: April 2, 2014

3